GAIN/(LOSS) ON SALE OF VESSELS (Realized Gain (Loss) on Disposal of Assets and Termination of Vessels) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income And Expenses
Proceeds	$ 46,127	$ 11,983
Gain (loss) on disposition of vessels and equipment	4,242
Gain/(Loss)		(17)
MSC Margarita
Other Income And Expenses
Proceeds		5,991
Gain/(Loss)		(9)
MSC Vidhi
Other Income And Expenses
Proceeds		5,992
Gain/(Loss)		$ (8)
MSC Julia R.
Other Income And Expenses
Proceeds	4,450
MSC Vidisha R.
Other Income And Expenses
Proceeds	4,450
MSC Vaishnavi R.
Other Income And Expenses
Proceeds	4,450
MSC Katya R.
Other Income And Expenses
Proceeds	4,450
MSC Arushi R.
Other Income And Expenses
Proceeds	4,450
MSC Anisha R.
Other Income And Expenses
Proceeds	4,450
SFL Yukon
Other Income And Expenses
Proceeds	9,974
Gain (loss) on disposition of vessels and equipment	(98)
Asian Ace
Other Income And Expenses
Proceeds	9,453
Gain (loss) on disposition of vessels and equipment	$ 4,340